Submission	Dec. 04, 2024
Submission [Line Items]
Central Index Key	0000858470
Registrant Name	Coterra Energy Inc.
Registration File Number	333-282949
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES